Business Combinations (Details)		12 Months Ended
	Jan. 20, 2026 USD ($)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Jan. 20, 2026 JPY (¥)
Business Combination [Line Items]
Deferred cash consideration		$ 11,128,136	¥ 1,743,333,735
Not recognized as an identifiable asset	$ 1,738,110			¥ 272,292,345
Class A [Member]
Business Combination [Line Items]
Asset Acquisition Percentage	100.00%
Class B [Member]
Business Combination [Line Items]
Asset Acquisition Percentage	100.00%